Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases
Within 1 year	¥ 43,319	$ 6,194	¥ 47,208
Between 1 and 2 years	42,603	6,092	38,430
Between 2 and 3 years	16,539	2,365	27,363
Between 3 and 4 years	527	75	9,960
Between 4 and 5 years			527
Total lease payment	102,988	14,726	123,488
Less imputed interest	(3,459)	(494)	(2,875)
Total operating lease liabilities	¥ 99,529	$ 14,232	¥ 120,613